Fair Value Measurements (Details 2) - Recurring - Significant Unobservable Inputs (Level 3) - Mortgage servicing rights	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Quantitative Information
Weighted average constant prepayment rate (as a percent)	9.58%	10.54%
Weighted average discount rate (as a percent)	9.16%	9.21%
Weighted average expected life (in years)	5 years 10 months 24 days	5 years 8 months 12 days